Remuneration of key management personnel	12 Months Ended
Dec. 31, 2021
Remuneration of key management personnel
Remuneration of key management personnel

27.   Remuneration of key management personnel

The remuneration of the key management personnel, which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2021	2020	2019
	US$'000	US$'000	US$'000
Fixed remuneration	5,244	5,086	5,404
Variable remuneration	1,209	756	254
Contributions to pension plans and insurance policies	373	319	350
Share-based compensation	3,627	2,017	4,882
Termination benefits	119	1,886	1,147
Other remuneration	17	9	7
Total	10,589	10,073	12,044

During 2021, 2020 and 2019, no loans and advances have been granted to key management personnel.